UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  028-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Louis LaRocca
Title:     Chief Compliance Officer
Phone:     (212) 332-1914

Signature, Place, and Date of Signing:

 /s/      Louis LaRocca     New York, NY     May 11, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $718,720 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHANY CORP DEL             COM              017175100    47720   145000 SH       SOLE                   145000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     3545   115000 SH       SOLE                   115000        0        0
BMC SOFTWARE INC               COM              055921100    32730   815000 SH       SOLE                   815000        0        0
CBRE GROUP INC                 CL A             12504L109     6986   350000 SH       SOLE                   350000        0        0
CIGNA CORPORATION              COM              125509109    43099   875100 SH       SOLE                   875100        0        0
DST SYS INC DEL                COM              233326107    10304   190000 SH       SOLE                   190000        0        0
ERICSSON L M TEL CO            ADR B SEK 10     294821608    27837  2700000 SH       SOLE                  2700000        0        0
GLOBAL PMTS INC                COM              37940X102    16150   340000 SH       SOLE                   340000        0        0
GRACE W R & CO DEL NEW         COM              38388F108     7514   130000 SH       SOLE                   130000        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104    50592  2400000 SH       SOLE                  2400000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    48203  3205000 SH       SOLE                  3205000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    42815  2550000 SH       SOLE                  2550000        0        0
ISHARES TR                     RUSSELL 2000     464287655   132910  1605000 SH  PUT  SOLE                  1605000        0        0
LAM RESEARCH CORP              COM              512807108    27888   625000 SH       SOLE                   625000        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307    41426   815000 SH       SOLE                   815000        0        0
MYRIAD GENETICS INC            COM              62855J104    42351  1790000 SH       SOLE                  1790000        0        0
NEWS CORP                      CL A             65248E104    20597  1045000 SH       SOLE                  1045000        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109    19026   715000 SH       SOLE                   715000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     6611   155000 SH       SOLE                   155000        0        0
SNAP ON INC                    COM              833034101    27741   455000 SH       SOLE                   455000        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    32431  1230302 SH       SOLE                  1230302        0        0
TELLABS INC                    COM              879664100    13669  3375000 SH       SOLE                  3375000        0        0
TRIPADVISOR INC                COM              896945201     1784    50000 SH       SOLE                    50000        0        0
U S SILICA HLDGS INC           COM              90346E103     4712   225000 SH       SOLE                   225000        0        0
UNITED RENTALS INC             COM              911363109    10079   235000 SH       SOLE                   235000        0        0